Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Entity Registrant Name	ASTRAZENECA PLC
Entity Central Index Key	0000901832
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity File Number	001-11960
Incorporation Country Code	X0
Entity Address, Address Line One	1 Francis Crick Avenue
Entity Address, Address Line Two	Cambridge Biomedical Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB2 0AA
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	London, United Kingdom
Business Contact [Member]
Document and Entity Information
Entity Registrant Name	AstraZeneca PLC
Contact Personnel Name	Adrian Kemp
Entity Address, Address Line One	1 Francis Crick Avenue
Entity Address, Address Line Two	Cambridge Biomedical Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB2 0AA
City Area Code	44 20
Local Phone Number	3749 5000
Ordinary shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares, each representing one half of an Ordinary Share of 25¢ each
Trading Symbol	AZN
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,549,400,665
Preference shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	50,000
2.375% Notes due 2022
Document and Entity Information
Title of 12(b) Security	2.375% Notes due 2022
Trading Symbol	AZN 22A
Security Exchange Name	NASDAQ
Floating Rate Notes due 2022
Document and Entity Information
Title of 12(b) Security	Floating Rate Notes due 2022
Trading Symbol	AZN 22B
Security Exchange Name	NASDAQ
3.500% Notes due 2023
Document and Entity Information
Title of 12(b) Security	3.500% Notes due 2023
Trading Symbol	AZN 23
Security Exchange Name	NASDAQ
7.000% Notes due 2023
Document and Entity Information
Title of 12(b) Security	7.000% Notes due 2023
Trading Symbol	AZN / 23
Security Exchange Name	NASDAQ
Floating Rate Notes due 2023
Document and Entity Information
Title of 12(b) Security	Floating Rate Notes due 2023
Trading Symbol	AZN 23A
Security Exchange Name	NASDAQ
0.300% Notes due 2023
Document and Entity Information
Title of 12(b) Security	0.300% Notes due 2023
Trading Symbol	AZN 23B
Security Exchange Name	NASDAQ
0.700% Notes due 2024
Document and Entity Information
Title of 12(b) Security	0.700% Notes due 2024
Trading Symbol	AZN 24
Security Exchange Name	NASDAQ
3.375% Notes due 2025
Document and Entity Information
Title of 12(b) Security	3.375% Notes due 2025
Trading Symbol	AZN 25
Security Exchange Name	NASDAQ
0.700% Notes due 2026
Document and Entity Information
Title of 12(b) Security	0.700% Notes due 2026
Trading Symbol	AZN 26
Security Exchange Name	NASDAQ
1.200% Notes due 2026
Document and Entity Information
Title of 12(b) Security	1.200% Notes due 2026
Trading Symbol	AZN 26A
Security Exchange Name	NASDAQ
3.125% Notes due 2027
Document and Entity Information
Title of 12(b) Security	3.125% Notes due 2027
Trading Symbol	AZN 27A
Security Exchange Name	NASDAQ
1.750% Notes due 2028
Document and Entity Information
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	AZN 28
Security Exchange Name	NASDAQ
4.000% Notes due 2029
Document and Entity Information
Title of 12(b) Security	4.000% Notes due 2029
Trading Symbol	AZN 29
Security Exchange Name	NASDAQ
1.375% Notes due 2030
Document and Entity Information
Title of 12(b) Security	1.375% Notes due 2030
Trading Symbol	AZN 30
Security Exchange Name	NASDAQ
2.250% Notes due 2031
Document and Entity Information
Title of 12(b) Security	2.250% Notes due 2031
Trading Symbol	AZN 31
Security Exchange Name	NASDAQ
6.450% Notes due 2037
Document and Entity Information
Title of 12(b) Security	6.450% Notes due 2037
Trading Symbol	AZN 37
Security Exchange Name	NASDAQ
4.000% Notes due 2042
Document and Entity Information
Title of 12(b) Security	4.000% Notes due 2042
Trading Symbol	AZN 42
Security Exchange Name	NASDAQ
4.375% Notes due 2045
Document and Entity Information
Title of 12(b) Security	4.375% Notes due 2045
Trading Symbol	AZN 45
Security Exchange Name	NASDAQ
4.375% Notes due 2048
Document and Entity Information
Title of 12(b) Security	4.375% Notes due 2048
Trading Symbol	AZN 48
Security Exchange Name	NASDAQ
2.125% Notes due 2050
Document and Entity Information
Title of 12(b) Security	2.125% Notes due 2050
Trading Symbol	AZN 50
Security Exchange Name	NASDAQ
3.000% Notes due 2051
Document and Entity Information
Title of 12(b) Security	3.000% Notes due 2051
Trading Symbol	AZN 51
Security Exchange Name	NASDAQ